Pension Plans and Other Postretirement Benefits - Weighted Average Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to determine benefit obligations
Discount rate	5.20%	2.80%
Assumptions used to determine net benefit costs
Discount rate	2.30%	1.80%	2.90%
Expected long-term rate of return on plan assets	4.80%	4.80%	6.30%